Segment Information - Summary of Statement of Cash Flows Business (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income	¥ 2,282,378	¥ 2,111,125
Depreciation and amortization	1,644,290	1,595,347
Share of profit (loss) of investments accounted for using the equity method	351,029	310,247
Income tax expense	649,976	681,817
Interest received	776,748	798,458
Dividends received	294,520	318,408
Interest paid	(459,181)	(506,307)
Income taxes paid, net of refund	(810,117)	(777,522)
Net cash provided by (used in) operating activities	2,727,162	2,398,496
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,213,903)	(1,246,293)
Additions to equipment leased to others	(2,275,595)	(2,195,291)
Proceeds from sales of fixed assets excluding equipment leased to others	40,542	47,949
Proceeds from sales of equipment leased to others	1,371,699	1,391,193
Additions to intangible assets	(278,447)	(304,992)
Additions to public and corporate bonds and stocks	(2,729,171)	(2,405,337)
Other, net	1,661,218	(212,473)
Net cash provided by (used in) investing activities	(4,684,175)	(2,124,650)
Cash flows from financing activities
Increase (decrease) in short-term debt	(1,038,438)	279,033
Proceeds from long-term debt	9,656,216	5,690,569
Payments of long-term debt	(5,416,376)	(4,456,913)
Dividends paid to Toyota Motor Corporation common shareholders	(625,514)	(618,801)
Dividends paid to non-controlling interests	(36,598)	(54,956)
Net cash provided by (used in) financing activities	2,739,174	362,805
Effect of exchange rate changes on cash and cash equivalents	220,245	(141,007)
Net increase (decrease) in cash and cash equivalents	1,002,406	495,645
Cash and cash equivalents at beginning of year	4,098,450	3,602,805
Cash and cash equivalents at end of year	5,100,857	4,098,450
Non-Financial Services Businesses [Member]
Cash flows from operating activities
Net income	1,911,442	1,892,774
Depreciation and amortization	928,533	855,863
Share of profit (loss) of investments accounted for using the equity method	(345,374)	(298,494)
Income tax expense	528,413	615,546
Changes in operating assets and liabilities, and other	(262,407)	(154,164)
Interest received	123,606	141,975
Dividends received	290,618	316,610
Interest paid	(35,371)	(46,217)
Income taxes paid, net of refund	(505,260)	(700,528)
Net cash provided by (used in) operating activities	2,634,200	2,623,364
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,203,662)	(1,222,821)
Additions to equipment leased to others	(142,217)	(163,592)
Proceeds from sales of fixed assets excluding equipment leased to others	38,575	46,765
Proceeds from sales of equipment leased to others	46,461	49,892
Additions to intangible assets	(271,274)	(299,253)
Additions to public and corporate bonds and stocks	(2,511,346)	(2,220,217)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	1,982,302	2,249,367
Other, net	(1,339,372)	(95,852)
Net cash provided by (used in) investing activities	(3,400,534)	(1,655,711)
Cash flows from financing activities
Increase (decrease) in short-term debt	213,716	45,288
Proceeds from long-term debt	1,662,593	247,048
Payments of long-term debt	(170,373)	(163,486)
Dividends paid to Toyota Motor Corporation common shareholders	(625,514)	(618,801)
Dividends paid to non-controlling interests	(34,840)	(50,903)
Reissuance (repurchase) of treasury stock	199,884	(476,128)
Net cash provided by (used in) financing activities	1,245,465	(1,016,982)
Effect of exchange rate changes on cash and cash equivalents	112,588	(86,553)
Net increase (decrease) in cash and cash equivalents	591,719	(135,882)
Cash and cash equivalents at beginning of year	2,682,431	2,818,313
Cash and cash equivalents at end of year	3,274,149	2,682,431
Financial services business [Member]
Cash flows from operating activities
Net income	370,967	218,293
Depreciation and amortization	715,757	739,484
Interest income and interest costs related to financial services, net	(241,016)	(200,727)
Share of profit (loss) of investments accounted for using the equity method	(5,655)	(11,753)
Income tax expense	121,536	66,284
Changes in operating assets and liabilities, and other	(780,798)	(1,081,707)
Interest received	661,272	664,167
Dividends received	3,901	1,799
Interest paid	(431,939)	(467,774)
Income taxes paid, net of refund	(304,856)	(76,994)
Net cash provided by (used in) operating activities	109,168	(148,928)
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(10,240)	(23,472)
Additions to equipment leased to others	(2,133,378)	(2,031,699)
Proceeds from sales of fixed assets excluding equipment leased to others	1,967	1,184
Proceeds from sales of equipment leased to others	1,325,238	1,341,301
Additions to intangible assets	(7,173)	(5,739)
Additions to public and corporate bonds and stocks	(217,825)	(185,120)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	79,616	126,281
Other, net	(35,893)	(22,213)
Net cash provided by (used in) investing activities	(997,688)	(799,477)
Cash flows from financing activities
Increase (decrease) in short-term debt	(1,517,259)	514,196
Proceeds from long-term debt	8,043,141	5,458,616
Payments of long-term debt	(5,332,573)	(4,334,374)
Dividends paid to non-controlling interests	(1,757)	(4,052)
Net cash provided by (used in) financing activities	1,191,551	1,634,387
Effect of exchange rate changes on cash and cash equivalents	107,657	(54,454)
Net increase (decrease) in cash and cash equivalents	410,688	631,527
Cash and cash equivalents at beginning of year	1,416,020	784,492
Cash and cash equivalents at end of year	¥ 1,826,707	¥ 1,416,020